Operating expenses - Disclosure of Depreciation, Amortization and Provision Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Operating Expenses
Amortization expense of intangible assets	€ 0	€ (14)
Amortization expense of tangible assets	(740)	(732)
Litigations	0	5
Provision for charges	(14)	(80)
Reversal of provision for charges	0	12
Total depreciation, amortization and provision expenses	(754)	(809)
R&D
Disclosure Of Operating Expenses
Amortization expense of intangible assets	0	(14)
Amortization expense of tangible assets	(579)	(579)
Litigations	0	3
Provision for charges	(4)	(80)
Reversal of provision for charges	0	0
Total depreciation, amortization and provision expenses	(583)	(670)
SG&A
Disclosure Of Operating Expenses
Amortization expense of intangible assets	0	0
Amortization expense of tangible assets	(162)	(153)
Litigations	0	1
Provision for charges	(10)	0
Reversal of provision for charges	0	12
Total depreciation, amortization and provision expenses	€ (172)	€ (140)